John H. Lively

The Law Offices of John H. Lively & Associates, Inc .

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Phone: 913.660.0778    Fax: 913.660.9157

john.lively@1940actlawgroup.com

November 20, 2014

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”)
(File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 179 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 180 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Cloud Capital Strategic Large Cap Fund (the “Fund”). The Amendment is being filed pursuant to Rule 485(a) for the purpose of re-naming the Fund the Cloud Capital Strategic All Cap Fund and revising certain investment objectives and strategies of the Fund. Simultaneous with this filing, the Trust is also filing a Form N-14 relating to the Cloud Capital Strategic Mid Cap Fund and its proposal to reorganize with and into the Fund. Additionally, simultaneous with this filing, the Trust is also filing a Proxy Statement on Schedule 14A regarding the Fund and seeking shareholder approval on a proposal to allow the Fund’s investment adviser to seek reimbursement of fees waived for, and/or expenses reimbursed to the Cloud Capital Strategic Mid Cap Fund from the Fund following the reorganizational of the Cloud Capital Strategic Mid Cap Fund into the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively